Related Party Transactions (Details) - Silvercorp [Member] ¥ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Related Party Transactions (Details) [Line Items]
General and administrative expenses	$ 844,949	$ 726,387
Borrowings		$ 283,688	¥ 1.9
Loan interest	$ 23,422